Share-Based Payment - Additional information (Detail)					12 Months Ended
	Sep. 06, 2018	Dec. 15, 2016	Dec. 09, 2016	Jun. 21, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised
Share based payment arrangement, vesting percentage	0.00%
Vesting period (years)	1 year
Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised					0	268.000	1.200
Share Option [member] | Date of Grant 11/19/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant				Jun. 21, 2016
Share based payment arrangement, shares exercised				154,100
Vesting period (years)		10 years		10 years
Share Option [member] | Date of Grant 11/19/2015 [member] | Not later than one year [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		25.00%		25.00%
Share Option [member] | Date of Grant 11/19/2015 [member] | Later Than One Year and Not Later Than Two Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | 24 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Later Than Two Years and Not Later Than Three Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | 36 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | Later Than Three Years and Not Later Than Four Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 11/19/2015 [member] | 48 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage		12.50%		12.50%
Share Option [member] | Date of Grant 12/15/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant			Dec. 09, 2016
Share based payment arrangement, shares exercised			74,960
Vesting period (years)			10 years
Share Option [member] | Date of Grant 12/15/2015 [member] | Not later than one year [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			18,740
Share Option [member] | Date of Grant 12/15/2015 [member] | Later Than One Year and Not Later Than Two Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | 24 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Later Than Two Years and Not Later Than Three Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | 36 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | Later Than Three Years and Not Later Than Four Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 12/15/2015 [member] | 48 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, shares exercised			9,370
Share Option [member] | Date of Grant 06/21/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, date of grant		Dec. 15, 2016
Share Option [member] | 2018 grant date nine [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)					10 years
Share Option [member] | 2018 grant date nine [member] | Not later than one year [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					25.00%
Share Option [member] | 2018 grant date nine [member] | Later Than One Year and Not Later Than Two Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%
Share Option [member] | 2018 grant date nine [member] | 24 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%
Share Option [member] | 2018 grant date nine [member] | Later Than Two Years and Not Later Than Three Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%
Share Option [member] | 2018 grant date nine [member] | 36 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%
Share Option [member] | 2018 grant date nine [member] | Later Than Three Years and Not Later Than Four Years [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%
Share Option [member] | 2018 grant date nine [member] | 48 months [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, vesting percentage					12.50%